CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS:
Cash	$ 4,699,793	$ 2,913,019
Restricted cash	134,822	198,413
Accounts receivable, net	1,010,993	2,703,806
Inventories	11,227	214,989
Contract assets, net	1,860,487	1,698,439
Advance to suppliers	1,474,357	1,033,044
Loans and interests receivable from third parties	456,404	640,257
Prepayment and other receivables, net	190,871	222,344
Deferred offering costs		52,960
TOTAL CURRENT ASSETS	9,838,954	9,677,271
Property and equipment, net	711,640	718,495
Right-of-use assets – operating leases	231,176	287,540
Restricted cash – non-current	300,000	300,000
Contract assets, net – non-current	1,213,016	1,944,014
Prepayments for acquisition	1,615,031	688,299
Software, net	72,373	83,154
TOTAL NON-CURRENT ASSETS	4,143,236	4,021,502
TOTAL ASSETS	13,982,190	13,698,773
CURRENT LIABILITIES:
Short-term bank loans	2,458,684	2,254,530
Current portion of long-term loans	290,975	802,681
Operating lease liabilities – current	230,251	180,792
Contract liabilities	98,667	163
Accounts payable	1,254,196	2,069,321
Other payables and accrued liabilities	1,609,248	1,473,367
Due to shareholders	11,172	70,846
Taxes payable	1,582,238	1,863,597
TOTAL CURRENT LIABILITIES	7,535,431	8,715,297
NON-CURRENT LIABILITIES
Long-term loans	439,396	60,201
Operating lease liabilities – non-current	115,193	163,120
TOTAL NON-CURRENT LIABILITIES	554,589	223,321
TOTAL LIABILITIES	8,090,020	8,938,618
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.00001 par value, 4,900,000,000 shares authorized, 1,024,834 and 690,000 shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*	10	7
Preference shares, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of March 31, 2026 and September 30, 2025, respectively*
Additional paid in capital	10,192,926	6,566,686
Statutory reserves	186,225	186,225
Accumulated deficits	(4,251,259)	(1,768,370)
Accumulated other comprehensive loss	(235,732)	(224,393)
TOTAL SHAREHOLDERS’ EQUITY	5,892,170	4,760,155
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 13,982,190	$ 13,698,773